Business and Summary of Significant Accounting Policies Fiscal Year (Details)	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Fiscal Year [Abstract]
Fiscal Period Duration	364 days	371 days	364 days